Unaudited Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash flows from operating activities:
Net income / (loss)	$ 17,598	$ 18,801
Adjustments to reconcile net income to net cash flows from operating activities:
Unrealized foreign currency translation losses	1,228	686
Depreciation expense	2,334	2,705	$ 5,075
Amortization of intangible assets	4,246	3,556	8,751
Stock based compensation expense	2,249	2,106
Interest and penalties		454
Income taxes	3,007	2,795
Allowance for doubtful accounts	313	743
Provision for contingencies	1,124	779
Changes in assets and liabilities, net of non-cash transactions:
(Increase) / Decrease in accounts receivable, net of allowances	(17,588)	(40,544)
(Increase) / Decrease Related party receivables	(757)	(1,386)
(Increase) / Decrease in other assets and prepaid expenses	(27,191)	430
Increase / (Decrease) in accounts payable and accrued expenses	7,627	13,621
Increase / (Decrease) in travel suppliers payable	9,461	14,251
Increase / (Decrease) in other liabilities	2,507	2,528
Increase / (Decrease) in contingencies	(4,383)	(637)
Increase / (Decrease) in related party liabilities	14,230	10,208
Increase / (Decrease) in deferred revenue	(1,480)	(5,815)
Net cash flows provided by / (used in) operating activities	14,525	25,281
Cash flows from investing activities:
(Increase) / Decrease in short-term investments		(238)
Acquisition of property and equipment	(7,264)	(4,122)
Increase of intangible assets, including internal-use software and website development	(6,632)	(6,157)
Net cash flows (used in) / provided by investing activities	(13,896)	(10,517)
Cash flows from financing activities:
Increase in loans and other financial liabilities	30,765	9,318
Decrease in loans and other financial liabilities	(14,389)	(2,642)
Net cash flows provided by financing activities	16,376	6,676
Effect of exchange rate changes on cash and cash equivalents	(14,276)	689
Net increase / (decrease) in cash and cash equivalents	2,729	22,129
Cash and cash equivalents and restricted cash and cash equivalents as of beginning of the year	410,777	119,165	119,165
Cash and cash equivalents and restricted cash and cash equivalents as of end of the period	413,506	141,294	$ 410,777
Supplemental cash flow information
Cash paid for income tax	10,987	7,476
Interest paid	$ 2,044	$ 454